Segment Information - Schedule of CODM expense categories (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
License and service revenue:							$ 0	$ 6,359	$ 0
Research and Development Expense [Abstract]
Total research and development	$ 2,840		$ 898		$ 4,500	$ 1,408	3,056	3,577	8,598
General and administrative	1,610		684		3,746	1,396	3,382	5,250	8,690
Total operating expenses	4,450		1,582		8,246	2,804	6,438	8,827	17,288
Loss from operations	(4,450)		(1,582)		(8,246)	(2,804)	(6,438)	(2,468)	(17,288)
Total other expense (income), net	(52)		(309)		(10)	(796)	443	(675)	234
Net loss	(4,502)	$ (3,754)	(1,891)	$ (1,709)	(8,256)	(3,600)	(5,995)	(3,143)	(17,054)
Segments Member
Segment Reporting Information [Line Items]
License and service revenue:							0	6,359	0
Research and Development Expense [Abstract]
Clinical and manufacturing	1,812		184		2,484	373	718	1,193	2,577
Other research and development	1,028		714		2,016	1,035	2,338	2,384	6,021
Total research and development	2,840		898		4,500	1,408	3,056	3,577	8,598
General and administrative	1,610		684		3,746	1,396	3,382	5,250	8,690
Total operating expenses							6,438	8,827	17,288
Loss from operations	(4,450)		(1,582)		(8,246)	(2,804)	(6,438)	(2,468)	(17,288)
Other (income) expense, net	52		309		10	796	(443)	675	(234)
Total other expense (income), net	52		309		10	796	(443)	675	(234)
Net loss	$ (4,502)		$ (1,891)		$ (8,256)	$ (3,600)	$ (5,995)	$ (3,143)	$ (17,054)